Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - CAD ($) $ in Thousands	Share capital	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (loss)	Warrants	Total
Balance at Dec. 31, 2021	$ 809,269	$ 8,697	$ 36,126	$ (149,983)	$ (1,776)		$ 702,333
Balance (in Shares) at Dec. 31, 2021	78,975,349
Share issuance - At-The-Market offering	$ 22,746						22,746
Share issuance - At-The-Market offering (in Shares)	995,989
Share issuance - options exercised	$ 4,106	(1,447)					2,659
Share issuance - options exercised (in Shares)	186,007
Share issuance – RSUs vested	$ 2,733	(2,733)
Share issuance – RSUs vested (in Shares)	128,800
Share issuance costs	$ (607)						(607)
Deferred tax on share issuance costs	162						162
Stock-based compensation		2,515					2,515
Other comprehensive income					17,146		17,146
Net income (loss) for the period				12,807			12,807
Balance at Jun. 30, 2022	$ 838,409	7,032	36,126	(137,176)	15,370		759,761
Balance (in Shares) at Jun. 30, 2022	80,286,145
Balance at Dec. 31, 2022	$ 856,462	4,655	36,160	(157,377)	633		740,533
Balance (in Shares) at Dec. 31, 2022	81,339,012
Share issuance - At-The-Market offering	$ 23,411						23,411
Share issuance - At-The-Market offering (in Shares)	1,281,667
Share issuance – other (Note 11)	$ 4,945						4,945
Share issuance – other (Note 11) (in Shares)	322,084
Share issuance – RSUs vested	$ 111	(111)
Share issuance – RSUs vested (in Shares)	5,000
Share issuance costs	$ (1,066)						(1,066)
Deferred tax on share issuance costs	285						285
Stock-based compensation		1,727					1,727
Other comprehensive income					721		721
Net income (loss) for the period				(1,799)			(1,799)
Balance at Jun. 30, 2023	$ 884,148	$ 6,271	$ 36,160	$ (159,176)	$ 1,354		$ 768,757
Balance (in Shares) at Jun. 30, 2023	82,947,763						9.9